Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 12 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date through the date that the consolidated financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the consolidated financial statements.

On January 13, 2024, Rigrodsky Law P.A. sent a demand letter to the Company, purportedly on behalf of a stockholder of the Company, alleging deficiencies in the draft registration statement on Form S-4 filed by the Company, with the U.S. Securities and Exchange Commission on January 5, 2024.

On January 31, 2024, the Company received a notice from the Listing Qualifications Department of The Nasdaq Stock Market (“Nasdaq”) stating that the Company failed to hold an annual meeting of shareholders within twelve months of the end of its fiscal year ended December 31, 2022, as required by Nasdaq Listing Rule 5620(a). In accordance with Nasdaq Listing Rule 5810(c)(2)(G), the Company has 45 calendar days (or until March 16, 2024) to submit a plan to regain compliance and, if Nasdaq accepts the plan, Nasdaq may grant the Company up to 180 calendar days from its fiscal year end (or until June 28, 2024) to regain compliance. The Company intends to submit a compliance plan within the specified period. While the plan is pending, the Company’s securities will continue to trade on Nasdaq.

On February 10, 2024, the Audit Committee of the Company concluded, after discussion with the Company’s management and accounting professionals, that the Company’s previously-issued unaudited interim financial statements included in the Company’s Quarterly Report on Form 10-Q for the periods ended March 31, 2023, June 30, 2023, and September 30, 2023, filed with the SEC on May 23, 2023, August 21, 2023, and November 22, 2023, respectively (each an “Affected Period” and, collectively, the “Affected Periods”), should be restated and no longer be relied upon due to misstatements in (i) debt discount subscription liability, additional paid-in capital and accumulated deficit in the Company’s condensed balance sheet as of March 31, 2023, June 30, 2023, and September 30, 2023, and (ii) change in fair value of subscription liability and interest expense – debt discount on the Company’s condensed statements of operations for the three months ended March 31, 2023, three and six months ended June 30, 2023, and three and nine months ended September 30, 2023.